Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 14,967	$ 18,265	$ 18,570
Income (loss) from operations	(875)	3,667	1,550
Gain (loss) on disposal	5,007	0	0
Interest Expense	(4)	(9)	(11)
Income taxes	(110)	(74)	(27)
Income (loss) from discontinued operations, net of tax	$ 4,018	$ 3,584	$ 1,512